CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss)	$ (13,714)	$ (11,230)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	17,954	9,745
(Gains) losses from sales of assets	411	0
Lease restructuring charges	4,203	0
Change in fair value of warrant liabilities	8,840	0
Stock-based compensation	958	0
Provision for bad debt	3,039	1,550
Payment of contingent consideration	(1,000)	(15,904)
Amortization of debt issuance costs	936	629
Deferred income taxes	(479)	0
Other	400	0
Change in operating assets and liabilities, net of effects from the purchase of acquired companies;
Change in income tax receivable and payable	1,138	0
Change in accounts receivable, net	(14,409)	(1,343)
Change in prepaid expenses and other current assets	(630)	(776)
Change in accounts payable and accrued expenses	8,742	(5,662)
Change in contingent consideration payable	0	13,841
Change in other liabilities	622	(405)
Net cash provided by (used in) operating activities	17,011	(9,555)
Cash flows from investing activities
Additions to property and equipment	(10,372)	(6,533)
Acquisition of businesses, net of cash acquired	(2,799)	(56,620)
Other	10	(7)
Net cash used in investing activities	(13,161)	(63,160)
Cash flows from financing activities
Proceeds from Business Combination	29,278	0
Proceeds from issuance of long-term debt and notes payable	2,253	99,000
Payments of long-term debt and notes payable	(5,641)	(2,775)
Proceeds from borrowings on revolving credit facilities	10,000	6,500
Payments of borrowings on revolving credit facilities	(11,000)	(1,500)
Payment of debt issuance costs	(189)	(1,456)
Payment of contingent consideration payable	0	(7,010)
Distributions to members	(162)	(21,625)
Net cash provided by financing activities	24,539	71,134
Net change in cash	28,389	(1,581)
Cash, beginning of period	3,008	4,589
Cash, end of period	31,397	3,008
Supplemental Disclosure of Cash Flow Information
Interest	13,255	10,213
Cash Tax Payments	3,940	0
Non-Cash Investing and Financing Transactions:
Issuance of equity for SmarterChaos acquisition	3,000	0
Capital expenditures included in accounts payable	$ 325	$ 307